DAVID JONES & ASSOC., P.C.

         Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	P (866) 862-1719 F (877) 639-0750

June 29, 2010

Securities and Exchange Commission

VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Division of Investment Management

Re:

MP63 Fund, Inc., File Nos. 811-09053 and 333-65599

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1933, as amended, we are, on behalf of MP63 Fund, Inc. (the “Fund”), filing Post-Effective Amendment # 13 (“PEA#13”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 13 is being filed to incorporate comments from the Commission's staff relating to Registrant's previous filing of post-effective amendment # 12.

1.

Registrant has made the following changes to PEA#13 in response to the staff's comments:

2.

The Fund's ticker symbol has been added to the Cover Page of the prospectus.

3.

The additional disclosure on the cover page relating to investment strategy has been removed.

4.

The Fee Table in the prospectus has been amended to conform exactly to Form N-1A.

5.

The Expense Example table has been amended to conform exactly to Form N-1A.

6.

Additional disclosure has been added to the Principal Investment Strategies Section to clarify the Fund's market capitalization investment range.

7.

Additional disclosure has been added to discuss the Fund's investment strategy with respect to Fund assets not invested in the MP63 Fund companies.

8.

The discussion relating to Temporary Defensive Positions has been relocated to the Item 9 section of the prospectus.

9.

We confirm that the Fund is diversified under Commission definitions and does not concentrate in a single industry.

10.

The titles of each Portfolio Manager have been added to the Section discussing the Investment Adviser.

With respect to the this PEA#13, we make the following representations to the Commission:

1.

should the Commission or the staff, acting pursuant to delegated authority, declare PEA#13 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

2.

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA#13 effective does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.

Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

This PEA # 13 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA # 13 to me at the above-listed address and phone number.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

DAVID D. JONES